Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Central Index Key		dei_EntityCentralIndexKey	0000745463
Parametric International Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Investment Objective, Heading		rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense, Heading		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	63.00%
Expense Example, Heading		rr_ExpenseExampleHeading	Example.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”).  The Fund invests primarily in companies traded in, having their primary operations in, domiciled in or deriving a majority of their revenue from countries represented in the MSCI Europe, Australasia, Far East Index (“MSCI EAFE Index”) and may include securities trading in the form of depositary receipts.  The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries.  The Fund may invest in securities of companies with a broad range of market capitalizations, including smaller, less seasoned companies.  The Fund intends to invest in not less than five different countries and more than 25% of the Fund's total assets may be denominated in any single currency.  The Fund may invest in other pooled investment vehicles (including exchange-traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940) and may lend its securities.

The Fund may engage in derivative transactions and expects to use derivatives primarily to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement, through the use of forward foreign currency exchange contracts.  There is no stated limit on the Fund's use of derivatives.

The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers.  This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers.  The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets and attempts to reduce concentration risks relative to a capitalization-weighted index. The Fund's country allocations are rebalanced to their target weights if they exceed certain pre-determined tolerance bounds.  The frequency of rebalancing depends on the volatility and trading costs of the individual country.  This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed.  The Fund seeks to maintain exposure across key economic sectors, such as technology, telecommunications, utilities, health care, energy, materials, consumer staples, consumer discretionary, industrials and financials. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk and maintaining broad diversification.

Strategy Portfolio Concentration		rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”).  The Fund invests primarily in companies traded in, having their primary operations in, domiciled in or deriving a majority of their revenue from countries represented in the MSCI Europe, Australasia, Far East Index (“MSCI EAFE Index”) and may include securities trading in the form of depositary receipts.  The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries.  The Fund may invest in securities of companies with a broad range of market capitalizations, including smaller, less seasoned companies.  The Fund intends to invest in not less than five different countries and more than 25% of the Fund's total assets may be denominated in any single currency.  The Fund may invest in other pooled investment vehicles (including exchange-traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940) and may lend its securities.

Risk, Heading		rr_RiskHeading	Principal Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk.  Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile.  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a systematic sector allocation methodology and a disciplined rebalancing model.  The Fund's strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money		rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Investor Class shares. Past performance (both before and after taxes) is no guarantee of future results. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address		rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart, Closing		rr_BarChartClosingTextBlock

During the period from December 31, 2010 through December 31, 2014, the highest quarterly total return for Investor Class was 10.57% for the quarter ended September 30, 2013, and the lowest quarterly return was -17.81% for the quarter ended September 30, 2011.  The year-to-date return through the end of the most recent calendar quarter (December 31, 2014 to March 31, 2015) was 4.96%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year-to-date return through the end of the most recent calendar quarter (December 31, 2014 to March 31, 2015) was
Year to Date Return		rr_BarChartYearToDateReturn	4.96%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	During the period from December 31, 2010 through December 31, 2014, the highest quarterly total return for Investor Class was
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.57%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(17.81%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities.
Performance Table, One Class of after Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table, Closing		rr_PerformanceTableClosingTextBlock

Investor Class and Institutional Class commenced operations on April 1, 2010. The Class R and Class R6 performance shown above for the period prior to August 10, 2015 (commencement of operations of each class), is the performance of Investor Class shares and Institutional Class shares, respectively, at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for such differences returns would be lower.  Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Parametric International Equity Fund | MSCI EAFE Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
One Year		rr_AverageAnnualReturnYear01	(4.90%)
Life of Fund		rr_AverageAnnualReturnSinceInception	5.42%
Parametric International Equity Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated for Class R and Class R6)		rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.19%
Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	0.90%
1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	349
5 Years		rr_ExpenseExampleYear05	626
10 Years		rr_ExpenseExampleYear10	$ 1,417
Annual Return 2011		rr_AnnualReturn2011	(10.14%)
Annual Return 2012		rr_AnnualReturn2012	16.83%
Annual Return 2013		rr_AnnualReturn2013	18.05%
Annual Return 2014		rr_AnnualReturn2014	(3.98%)
One Year		rr_AverageAnnualReturnYear01	(3.98%)
Life of Fund		rr_AverageAnnualReturnSinceInception	5.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Parametric International Equity Fund | Investor Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(5.06%)
Life of Fund		rr_AverageAnnualReturnSinceInception	5.10%
Parametric International Equity Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(1.03%)
Life of Fund		rr_AverageAnnualReturnSinceInception	4.53%
Parametric International Equity Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Other Expenses (estimated for Class R and Class R6)		rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.94%
Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	0.65%
1 Year		rr_ExpenseExampleYear01	$ 66
3 Years		rr_ExpenseExampleYear03	271
5 Years		rr_ExpenseExampleYear05	492
10 Years		rr_ExpenseExampleYear10	$ 1,128
One Year		rr_AverageAnnualReturnYear01	(3.77%)
Life of Fund		rr_AverageAnnualReturnSinceInception	5.71%
Parametric International Equity Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (estimated for Class R and Class R6)		rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.44%
Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	1.15%
1 Year		rr_ExpenseExampleYear01	$ 117
3 Years		rr_ExpenseExampleYear03	427
5 Years		rr_ExpenseExampleYear05	759
10 Years		rr_ExpenseExampleYear10	$ 1,699
One Year		rr_AverageAnnualReturnYear01	(3.98%)
Life of Fund		rr_AverageAnnualReturnSinceInception	5.43%
Parametric International Equity Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Other Expenses (estimated for Class R and Class R6)		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.91%
Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	0.62%
1 Year		rr_ExpenseExampleYear01	$ 63
3 Years		rr_ExpenseExampleYear03	261
5 Years		rr_ExpenseExampleYear05	476
10 Years		rr_ExpenseExampleYear10	$ 1,093
One Year		rr_AverageAnnualReturnYear01	(3.77%)
Life of Fund		rr_AverageAnnualReturnSinceInception	5.71%

[1]	“Management Fees” reflect a fee reduction agreement to the Fund's investment advisory and administrative agreement effective August 10, 2015, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund's revised advisory and administrative fee was in effect for the Fund's last fiscal year.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Investor Class shares , 0.65% for Institutional Class shares , 1.15% for Class R shares and 0.62% for Class R6 shares. This expense reimbursement will continue through August 10 , 2016. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.